Income Taxes (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Income Taxes
Increase from change in the valuation allowance	$ 8,800,000	$ 7,200,000
Federal research and development tax credits	$ 3,149,000	$ 2,300,000
Percentage of taxable income limitation on an annual basis	80.00%
Maximum percentage of cumulative change in the ownership interest	50.00%
Period considered for cumulative change in the ownership interest	3 years
Deferred tax assets recognized for research and experimental activities	$ 5,000,000.0
Percentage of valuation allowance on net deferred tax assets	100.00%	100.00%
Unrecognized tax benefits, if recognized, would impact the Company's effective tax rate	$ 775,000	$ 572,000
Interest accrued	0	0
Penalties accrued	0	$ 0
Federal
Income Taxes
Gross NOL carryforwards	108,600,000
Federal research and development tax credits	$ 3,100,000
Period of amortization of research and experimental activities	5 years
State
Income Taxes
Gross NOL carryforwards	$ 88,000,000.0
Foreign
Income Taxes
Period of amortization of research and experimental activities	15 years